Income tax - Summary of Tax Loss Carry-forwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Major components of tax expense (income) [abstract]
Tax loss carry-forwards, Less than 5 years	$ 11,833
Tax loss carry-forwards, Unlimited	1,041,074
Tax loss carry-forwards	$ 1,052,907